Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related party transactions
Total net revenues	¥ 9,422,229	$ 1,290,840	¥ 8,812,013	¥ 8,400,631
Amounts due from related parties	¥ 7,021		¥ 86,661		$ 962
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party		Related Party		Related Party
Other current liabilities	¥ 5,369		¥ 32,118		$ 735
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party		Related Party		Related Party
Related Party
Related party transactions
Total net revenues	¥ 92,330		¥ 113,288	133,758
Others
Related party transactions
Total net revenues	192		1,015	1,979
Fees paid	1,418		3,863	1,374
Amounts due from related parties	3		205
Other current liabilities	2,245		152
Alibaba Group Holding Limited
Related party transactions
Amounts due from related parties	0		48,096
Other current liabilities	¥ 0		30,485
Alibaba Group Holding Limited | Baozun Inc.
Related party transactions
Total issued shares	14.40%				14.40%
Alibaba Group Holding Limited | Warehousing Service Revenue | Related Party
Related party transactions
Total net revenues	¥ 50,553		70,566	34,614
Alibaba Group Holding Limited | Store Operation Service | Related Party
Related party transactions
Total net revenues	2,210		5,728	7,523
Alibaba Group Holding Limited | I T Service | Related Party
Related party transactions
Fees paid	4,860		12,755	10,718
Alibaba Group Holding Limited | Logistic Service | Related Party
Related party transactions
Fees paid	7,153		38,373	47,569
Alibaba Group Holding Limited | Marketing and Platform Service | Related Party
Related party transactions
Fees paid	167,356		278,938	746,858
Alibaba Group Holding Limited | Purchase of Product | Related Party
Related party transactions
Total net revenues	2,779		8,607	5,954
Hangzhou Juxi Technology Co., Ltd.
Related party transactions
Other current liabilities	0		453
Hangzhou Juxi Technology Co., Ltd. | Outsourcing Labor Cost | Related Party
Related party transactions
Fees paid	203		6,493	6,406
Beijing Pengtai Baozun E-commerce Co., Ltd.
Related party transactions
Amounts due from related parties	0		2,049
Beijing Pengtai Baozun E-commerce Co., Ltd. | Store Operation Service | Related Party
Related party transactions
Total net revenues	2,079		5,232	4,951
Signify Lighting Technology (Shanghai) Co., Ltd.
Related party transactions
Amounts due from related parties	1,383		1,709
Signify Lighting Technology (Shanghai) Co., Ltd. | Warehousing Service Revenue | Related Party
Related party transactions
Total net revenues				91
Signify Lighting Technology (Shanghai) Co., Ltd. | Store Operation Service | Related Party
Related party transactions
Total net revenues	3,942		6,493	5,912
Shanghai Kewei E-commerce Co., Ltd.
Related party transactions
Amounts due from related parties	0		900
Shanghai Kewei E-commerce Co., Ltd. | Store Operation Service | Related Party
Related party transactions
Total net revenues			2,985	938
Shanghai Kewei E-commerce Co., Ltd. | Marketing and Platform Service | Related Party
Related party transactions
Fees paid			16,337	52,806
Hangzhou Baichen Technology Co., Ltd. | Marketing and Platform Service | Related Party
Related party transactions
Fees paid			723	715
Jiangsu Creaway Supply Chain Management Co., Ltd.
Related party transactions
Amounts due from related parties	4,610		6,631
Other current liabilities	3,124		1,028
Jiangsu Creaway Supply Chain Management Co., Ltd. | Logistic Service | Related Party
Related party transactions
Total net revenues	18,180		1,363	2,239
Revenues collected	10,926		12,814	64,572
Fees paid	5,429		2,902	4,339
Service fees advanced	647		1,330	13,410
Baobida IOT Technology (Suzhou) Co., Ltd | Logistic Service | Related Party
Related party transactions
Fees paid			718	8,224
Aoxue Culture Communication (Beijing) Co., Ltd
Related party transactions
Amounts due from related parties	1,023		509
Aoxue Culture Communication (Beijing) Co., Ltd | Store Operation Service | Related Party
Related party transactions
Total net revenues	2,771		1,522	3,175
Changsha Benwei Fresh Food Brand Management Co., Ltd
Related party transactions
Amounts due from related parties	2		3,815
Changsha Benwei Fresh Food Brand Management Co., Ltd | Store Operation Service | Related Party
Related party transactions
Total net revenues	1,477		5,375	6,321
Shanghai Mansen Brand Management Co., Ltd | Store Operation Service | Related Party
Related party transactions
Total net revenues			195	¥ 1,443
Sesame Blooming Limited Co Ltd
Related party transactions
Amounts due from related parties	¥ 0		¥ 22,747